Fees Summary	Mar. 30, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 476,000
Previously Paid Amount	0.00
Total Fee Amount	65.74
Total Offset Amount	0.00
Net Fee	65.74
Narrative - Max Aggregate Offering Price	$ 476,000
Final Prospectus	true